1933 Act File No. 2-75756
                                                      1940 Act File No. 811-3385

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.    .........................

    Post-Effective Amendment No. 29.........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 24........................................        X

                              FEDERATED STOCK TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 31, 1997  pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS REFERENCE SHEET

      This Amendment to the Registration Statement of FEDERATED STOCK TRUST is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Trust Expenses.
Item 3.     Condensed Financial
            Information                   Financial Highlights.
Item 4.     General Description of
            Registrant....................General Information; Investment Information;
                                          Performance Information; Investment Objective;
                                          Investment Policies; Investment Limitations.
Item 5.     Management of the Trust.......Trust Information; Management of the Trust;
                                          Distribution of Shares; Administration of the Trust;
                                          Brokerage Transactions.
Item 6.     Capital Stock and Other
            Securities....................Dividends; Capital Gains; Shareholder Information; Voting Rights;
                                          Tax Information; Federal Income
                                          Tax; Pennsylvania Corporate and Personal Property Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................Net Asset Value; Investing in the Trust; Share Purchases;
                                          Minimum Investment Required; What Shares
                                          Cost; Exchanging Securities for Trust Shares;
                                          Confirmations and Account Statements; Retirement Plans;.
Item 8.     Redemption or Repurchase......Redeeming Shares; Telephone Redemption; Written Requests; Accounts With Low Balances.
Item 9.     Legal Proceedings.............None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    General Information and
            History.......................General Information About the Trust; About Federated Investors.
Item 13.    Investment Objectives and
            Policies                      Investment Objective and Policies.
Item 14.    Management of the Registrant  Federated Stock Trust Management.
Item 15.    Control Persons and Principal
            Holders of Securities         Trust Ownership.
Item 16.    Investment Advisory and Other
            Services......................Investment Advisory Services; Other Services; Shareholder Services Agreement.
Item 17.    Brokerage Allocation..........Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................Purchasing Shares; Determining Net Asset Value; Redeeming Shares;
                                          Exchanging Securities for Trust Shares.
Item 20.    Tax Status....................Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
            Data..........................Total Return; Yield; Performance Comparisons.
Item 23.    Financial Statements..........Filed in Part A.





FEDERATED STOCK TRUST


PROSPECTUS

Federated Stock Trust (the "Trust") is a no-load, open-end, diversified management investment company (a mutual fund) investing in common stocks of high quality companies to achieve growth of income and capital.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated December 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1997


TABLE OF CONTENTS

Summary of Trust Expenses                                           1

Financial Highlights                                                2

General Information                                                 3

Investment Information                                              3
Investment Objective                                                3
Investment Policies                                                 3
Investment Limitations                                              4

Trust Information                                                   5
Management of the Trust                                             5
Distribution of Shares                                              6
Administration of the Trust                                         6
Brokerage Transactions                                              6

Net Asset Value                                                     6

Investing in the Trust                                              6
Share Purchases                                                     6
Minimum Investment Required                                         7
What Shares Cost                                                    7
Exchanging Securities for Trust Shares                              7
Confirmations and Account Statements                                7
Dividends                                                           7
Capital Gains                                                       7
Retirement Plans                                                    7

Redeeming Shares                                                    7
Telephone Redemption                                                8
Written Requests                                                    8
Accounts with Low Balances                                          8

Shareholder Information                                             8
Voting Rights                                                       8

Tax Information                                                     9
Federal Income Tax                                                  9
Pennsylvania Corporate and Personal
Property Taxes                                                      9

Performance Information                                             9

Financial Statements                                               10

Report of Ernst & Young LLP, Independent Auditors                  20



                                   SUMMARY OF TRUST EXPENSES

                                SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                                None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)                     None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable)                                                                 None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                           None
Exchange Fee                                                                                                 None

                                ANNUAL TRUST OPERATING EXPENSES
                            (As a percentage of average net assets)

Management Fee(1)                                                                                            0.71%
12b-1 Fee                                                                                                    None
Total Other Expenses                                                                                         0.28%
Shareholder Services Fee (after waiver)(2)                                                                   0.12%
Total Operating Expenses(3)                                                                                  0.99%


(1) The maximum management fee is 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion.
(2) The shareholder services fee has been reduced to reflect the waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(3) The total operating expenses would have been 1.12% absent the waiver of a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire- transferred redemptions of less than $5,000 may be subject to additional fees.



Example
-----------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.

1 Year                                                                                                        $10

3 Years                                                                                                       $32

5 Years                                                                                                       $55

10 Years                                                                                                     $121

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





                  FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 20.




                                                                                                                       YEAR ENDED
                                                          YEAR ENDED OCTOBER 31,                                       JANUARY 31,
         ------------------------------------------------------------------------------------------------------------  -----------
                              1997     1996     1995     1994     1993     1992     1991     1990     1989    1988(a)     1988
                             ------   ------   ------   ------   ------   ------   ------   ------   ------  --------    ------

NET ASSET VALUE,
BEGINNING OF PERIOD           $34.38   $30.66   $26.33   $26.40   $24.18   $23.99   $18.55   $25.19   $22.87   $22.10     $24.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
Net investment income           0.36     0.53     0.47     0.46     0.48     0.56     0.51     0.70     0.70     0.52       0.68
------------------------
Net realized and
unrealized gain (loss)
on investments                  9.54     5.84     5.04     0.68     4.27     1.79     6.23    (4.42)    2.34     1.03      (1.50)
------------------------      ------   ------   ------   ------   ------   ------   ------    ------  ------   ------     ------
Total from investment
operations                      9.90     6.37     5.51     1.14     4.75     2.35     6.74    (3.72)    3.04     1.55      (0.82)
------------------------      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------     ------
LESS DISTRIBUTIONS
------------------------
Distributions from net
investment income              (0.38)   (0.51)   (0.49)   (0.43)   (0.49)   (0.55)   (0.56)   (0.78)   (0.65)   (0.52)     (0.64)
------------------------
Distributions in
excess of net
investment income                 --       --       --       --    (0.02)(d)   --       --       --       --       --         --
------------------------      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------     ------
Total distributions from
net investment income          (0.38)   (0.51)   (0.49)   (0.43)   (0.51)   (0.55)   (0.56)   (0.78)   (0.65)   (0.52)     (0.64)
------------------------
Distributions from net
realized gain on
investments                    (4.00)   (2.14)   (0.69)   (0.78)   (2.02)   (1.61)   (0.74)   (2.14)   (0.07)   (0.26)     (0.44)
------------------------      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------     ------
Total distributions            (4.38)   (2.65)   (1.18)   (1.21)   (2.53)   (2.16)   (1.30)   (2.92)   (0.72)   (0.78)     (1.08)
------------------------      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------     ------
NET ASSET VALUE, END OF
PERIOD                        $39.90   $34.38   $30.66   $26.33   $26.40   $24.18   $23.99   $18.55   $25.19   $22.87     $22.10
------------------------      ======   ======   ======   ======   ======   ======   ======   ======   ======   ======     ======
TOTAL RETURN(B)                32.27%   22.08%   21.98%    4.55%   20.88%   10.78%   37.50%  (16.36)%  13.48%    7.14%     (3.64)%
------------------------
RATIOS TO AVERAGE
NET ASSETS
------------------------
Expenses                        0.99%    0.99%    1.01%    0.97%    0.97%    0.99%    1.00%    0.98%    0.95%    0.94%*     0.89%
------------------------
Net investment income           0.99%    1.64%    1.71%    1.81%    1.83%    2.33%    2.25%    3.03%    2.75%    3.08*      2.82%
------------------------
Expense waiver/
reimbursement(c)                0.13%    0.15%    0.15%      --       --       --       --       --       --       --         --
------------------------
SUPPLEMENTAL DATA
------------------------
Net assets, end of
period (000 omitted)      $1,174,018 $830,545 $632,069 $600,664 $554,062 $386,490 $369,505 $332,241 $573,047 $636,426   $675,110
------------------------
Average commission
rate paid(e)                 $0.0497  $0.0273       --       --       --       --       --       --       --       --         --
------------------------
Portfolio turnover                71%      55%      42%      28%      26%      54%      49%      53%      35%      31%        51%
------------------------


*   Computed on an annualized basis.
(a) For the nine months ended October 31, 1988.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)




GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 30, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") have not established separate series or classes of shares.

Trust shares are sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide growth of income and capital by investing principally in a professionally-managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise stated, the investment objective and the policies and limitations described below cannot be changed without the approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Trust's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.

COMMON STOCKS

The Trust invests primarily in common stocks of companies selected by the Trust's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will be considered by the Trust's investment adviser and may outweigh revenues.

OTHER CORPORATE SECURITIES

The Trust may invest in preferred stocks, corporate bonds, notes, and warrants of these companies. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

U.S. GOVERNMENT SECURITIES

The Trust may invest in U.S. government securities.

REPURCHASE AGREEMENTS

The U.S. government securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Trust or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

MONEY MARKET INSTRUMENTS

The Trust may also invest in money market instruments.

AMERICAN DEPOSITARY RECEIPTS

The Trust may invest in American depositary receipts ("ADRs") of foreign-domiciled companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

As a matter of practice, the Trust will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

At least 80% of the Trust's portfolio will be invested in common stocks, unless it is in a defensive position.

RESTRICTED AND ILLIQUID SECURITIES

The Trust intends to invest in restricted securities up to specific limitations. These limitations are not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Trust may otherwise invest pursuant to the investment objective and policies but which are subject to restriction on resale under federal securities law. As a matter of investment practice, which may be changed without shareholder approval, the Trust will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of net assets.

The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Trust, who agree that it is purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Trust through or with the assistance of the issuer or the investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the investment adviser of the Trust, as liquid and not subject to the investment limitation applicable to illiquid securities and restricted securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize
short-term profits or losses upon the sale of such commitments.      INVESTING
IN SECURITIES OF OTHER INVESTMENT COMPANIES

As a matter of non-fundamental investment policy, the Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

Although the Trust does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Trust's investment adviser believes it is appropriate to do so in light of the Trust's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Trust will not:

[bullet] borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

[bullet] invest more than 5% of its total assets in the securities of one issuer (except cash and cash items and U.S. government securities);

[bullet] invest more than 5% of total assets in securities of issuers that have records of less than three years of continuous operations;

[bullet] invest more than 10% of its total assets in securities subject to restrictions on resale; or acquire more than 10% of the voting securities of any one issuer.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES

The annual investment advisory fee is based on the Trust's average daily net assets as shown on the chart below.

                                      ADVISORY FEE AS A
     AVERAGE DAILY                  PERCENTAGE OF AVERAGE
     NET ASSETS                       DAILY NET ASSETS
     ----------------------     ----------------------------
     First $500 million                   0.750%
     Second $500 million                  0.675%
     Third $500 million                   0.600%
     Fourth $500 million                  0.525%
     Over $2 billion                      0.400%

Under the investment advisory contract, the Adviser will reimburse the Trust the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses exceed 1.00% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Scott B. Schermerhorn has been a portfolio manager of the Trust since June 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Trust's investment adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been a portfolio manager of the Trust since November 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Trust's adviser since 1994. He served as an Assistant Vice President of the Trust's adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

   MAXIMUM             AVERAGE AGGREGATE
    FEE                DAILY NET ASSETS
------------     ------------------------------------
    0.15%            on the first $250 million
    0.125%           on the next $250 million
    0.10%            on the next $250 million
    0.075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Trust and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE

The Trust's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE TRUST

SHARE PURCHASES

Trust shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase shares of the Trust, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase shares of the Trust by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Stock Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares of the Trust by mail, send a check made payable to Federated Stock Trust to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Trust is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Trust shares are sold at their net asset value, next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Trust shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain securities or a combination of securities and cash for Trust shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp. Shares purchased by exchange of U.S. government securities cannot be redeemed by telephone for fifteen business days to allow time for the transfer to settle.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Trust on the record date. Unless shareholders request cash payments by writing to the Trust, dividends are automatically reinvested in additional shares of the Trust on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

RETIREMENT PLANS

Shares of the Trust can be purchased as an investment for retirement plans or for IRA accounts. For further details contact Federated
Securities Corp. and consult a tax adviser.

REDEEMING SHARES

The Trust redeems shares at their net asset value next determined after the Trust receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests" should be considered.

WRITTEN REQUESTS

Trust shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. Shareholders will be asked to provide in the request their name, the Trust name, their account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

[bullet] a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

[bullet] a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

[bullet] a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

[bullet] any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public. The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Donnelly and Meck, counsel to the Trust:

[bullet] the Trust is not subject to Pennsylvania corporate or personal property taxes; and

[bullet] Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

Total return represents the change, over a specific period of time, in the value of an investment in the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Trust is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Trust over a thirty-day period by the offering price per share of the Trust on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Trust and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.



                                        PORTFOLIO OF INVESTMENTS

                                          FEDERATED STOCK TRUST
                                            OCTOBER 31, 1997

         SHARES                                                                                     VALUE
----------------  --------------------------------------------------------------------------    --------------
EQUITIES -- 99.8%
--------------------------------------------------------------------------------------------
BASIC INDUSTRY -- 4.1%
--------------------------------------------------------------------------------------------
         667,200  Archer-Daniels-Midland Co.                                                       $14,845,200
                  --------------------------------------------------------------------------
         143,400  Dow Chemical Co.                                                                  13,013,550
                  --------------------------------------------------------------------------
         840,600  LTV Corp.                                                                         10,244,813
                  --------------------------------------------------------------------------
         488,500  Louisiana-Pacific Corp.                                                           10,258,500
                  --------------------------------------------------------------------------    --------------
                  Total                                                                             48,362,063
                  --------------------------------------------------------------------------    --------------
CONSUMER DURABLES -- 2.5%
--------------------------------------------------------------------------------------------
         163,000  Eastman Kodak Co.                                                                  9,759,625
                  --------------------------------------------------------------------------
         128,000  General Motors Corp.                                                               8,216,000
                  --------------------------------------------------------------------------
         459,500  Rubbermaid, Inc.                                                                  11,056,719
                  --------------------------------------------------------------------------    --------------
                    Total                                                                           29,032,344
                  --------------------------------------------------------------------------    --------------
CONSUMER NON-DURABLES -- 8.8%
--------------------------------------------------------------------------------------------
         106,000  CPC International, Inc.                                                           10,494,000
                  --------------------------------------------------------------------------
         631,000  PepsiCo, Inc.                                                                     23,228,688
                  --------------------------------------------------------------------------
         204,400  Philip Morris Cos., Inc.                                                           8,099,350
                  --------------------------------------------------------------------------
         232,000  RJR Nabisco Holdings Corp.                                                         7,351,500
                  --------------------------------------------------------------------------
         586,000  Russell Corp.                                                                     17,213,750
                  --------------------------------------------------------------------------
         297,500  Sara Lee Corp.                                                                    15,209,688
                  --------------------------------------------------------------------------
         400,000  Unilever N.V., ADR                                                                21,350,000
                  --------------------------------------------------------------------------    --------------
                    Total                                                                          102,946,976
                  --------------------------------------------------------------------------    --------------
 ENERGY MINERALS -- 11.9%
--------------------------------------------------------------------------------------------
         136,900  Atlantic Richfield Co.                                                            11,268,582
                  --------------------------------------------------------------------------
         216,600  Chevron Corp.                                                                     17,964,263
                  --------------------------------------------------------------------------
         272,000  Exxon Corp.                                                                       16,711,000
                  --------------------------------------------------------------------------
         462,500  Occidental Petroleum Corp.                                                        12,892,188
                  --------------------------------------------------------------------------
         194,000  Royal Dutch Petroleum Co., ADR                                                    10,209,250
                  --------------------------------------------------------------------------
         535,000  Sun Co., Inc.                                                                     21,433,438
                  --------------------------------------------------------------------------
         301,000  Texaco, Inc.                                                                      17,138,188
                  --------------------------------------------------------------------------
         539,500  USX Corp.                                                                         19,287,125
                  --------------------------------------------------------------------------
         410,500  YPF Sociedad Anonima, ADR                                                         13,136,000
                  --------------------------------------------------------------------------    --------------
                    Total                                                                          140,040,034
                  --------------------------------------------------------------------------    --------------
FINANCE -- 11.9%
--------------------------------------------------------------------------------------------
         263,000  Allmerica Financial Corp.                                                         12,328,125
                  --------------------------------------------------------------------------
         149,900  Allstate Corp.                                                                    12,432,331
                  --------------------------------------------------------------------------
         323,500  Bear Stearns Cos., Inc.                                                           12,838,907
                  --------------------------------------------------------------------------
         314,500  Block (H&R), Inc.                                                                 11,636,500
                  --------------------------------------------------------------------------
         358,000  (a)Boston Properties, Inc.                                                        11,456,000
                  --------------------------------------------------------------------------
         133,500  CIGNA Corp.                                                                       20,725,875
                  --------------------------------------------------------------------------
          57,000  General RE Corp.                                                                  11,239,688
                  --------------------------------------------------------------------------
         315,100  Marsh & McLennan Cos., Inc.                                                       22,372,100
                  --------------------------------------------------------------------------
         251,000  Morgan Stanley, Dean Witter, Discover & Co.                                       12,299,000
                  --------------------------------------------------------------------------
         177,500  Travelers Group, Inc.                                                             12,425,000
                  --------------------------------------------------------------------------    --------------
                     Total                                                                         139,753,526
                  --------------------------------------------------------------------------    --------------
HEALTH CARE -- 9.9%
--------------------------------------------------------------------------------------------
         236,000  Abbott Laboratories                                                               14,469,750
                  --------------------------------------------------------------------------
         788,700  (a)Beverly Enterprises, Inc.                                                      11,781,206
                  --------------------------------------------------------------------------
         292,100  Bristol-Myers Squibb Co.                                                          25,631,775
                  --------------------------------------------------------------------------
         132,500  Merck & Co., Inc.                                                                 11,825,625
                  --------------------------------------------------------------------------
         388,500  (a)Perrigo Co.                                                                     5,973,188
                  --------------------------------------------------------------------------
         481,000  Pharmacia & Upjohn, Inc.                                                          15,271,750
                  --------------------------------------------------------------------------
         219,000  Smithkline Beecham Corp., ADR                                                     10,429,875
                  --------------------------------------------------------------------------
         387,500  U.S. Surgical Corp.                                                               10,438,281
                  --------------------------------------------------------------------------
         212,500  United Healthcare Corp.                                                            9,841,406
                  --------------------------------------------------------------------------    --------------
                    Total                                                                          115,662,856
                  --------------------------------------------------------------------------    --------------
PRODUCER MANUFACTURING -- 7.9%
--------------------------------------------------------------------------------------------
         729,500  ITT Industries, Inc.                                                              23,024,844
                  --------------------------------------------------------------------------
         540,000  Ingersoll-Rand Co.                                                                21,026,250
                  --------------------------------------------------------------------------
         329,000  Johnson Controls, Inc.                                                            14,763,875
                  --------------------------------------------------------------------------
         448,500  (a)Lexmark Intl. Group, Class A                                                   13,707,281
                  --------------------------------------------------------------------------
          91,100  Loews Corp.                                                                       10,174,731
                  --------------------------------------------------------------------------
         226,000  PACCAR, Inc.                                                                      10,184,125
                  --------------------------------------------------------------------------    --------------
                    Total                                                                           92,881,106
                  --------------------------------------------------------------------------    --------------
RETAIL TRADE -- 7.4%
--------------------------------------------------------------------------------------------
         391,300  Dayton-Hudson Corp.                                                               24,578,531
                  --------------------------------------------------------------------------
       2,027,500  (a)K Mart Corp.                                                                   26,737,656
                  --------------------------------------------------------------------------
         400,000  (a)Meyer (Fred), Inc.                                                             11,425,000
                  --------------------------------------------------------------------------
RETAIL TRADE -- continued
--------------------------------------------------------------------------------------------
         686,500  Wal-Mart Stores, Inc.                                                             24,113,313
                  --------------------------------------------------------------------------    --------------
                    Total                                                                           86,854,500
                  --------------------------------------------------------------------------    --------------
SERVICES -- 9.1%
--------------------------------------------------------------------------------------------
          95,300  ABB AB, ADR                                                                       11,054,800
                  --------------------------------------------------------------------------
         309,000  Browning-Ferris Industries, Inc.                                                  10,042,500
                  --------------------------------------------------------------------------
          89,500  News Corp., Ltd., ADR                                                              1,706,094
                  --------------------------------------------------------------------------
       1,221,500  News Corp., Ltd., ADR                                                             21,681,625
                  --------------------------------------------------------------------------
         570,500  Readers Digest Association, Inc., Class A                                         12,978,875
                  --------------------------------------------------------------------------
         536,057  (a)TCI Ventures Group, Class A                                                    12,362,815
                  --------------------------------------------------------------------------
          63,100  (a)Tricon Global Restaurants, Inc.                                                 1,912,719
                  --------------------------------------------------------------------------
         318,500  (a)Viacom, Inc., Class A                                                           9,515,188
                  --------------------------------------------------------------------------
         202,500  (a)Viacom, Inc., Class B                                                           6,125,625
                  --------------------------------------------------------------------------
         809,000  Waste Management, Inc.                                                            18,910,375
                  --------------------------------------------------------------------------    --------------
                    Total                                                                          106,290,616
                  --------------------------------------------------------------------------    --------------
TECHNOLOGY -- 11.4%
--------------------------------------------------------------------------------------------
         349,000  AMP, Inc.                                                                         15,705,000
                  --------------------------------------------------------------------------
         301,500  (a)Cabletron Systems, Inc.                                                         8,743,500
                  --------------------------------------------------------------------------
         191,000  General Motors Corp., Class H                                                     12,080,750
                  --------------------------------------------------------------------------
         129,000  International Business Machines Corp.                                             12,650,063
                  --------------------------------------------------------------------------
         138,056  Lucent Technologies, Inc.                                                         11,380,992
                  --------------------------------------------------------------------------
          97,500  Matsushita Electric Industrial Co., ADR                                           16,489,688
                  --------------------------------------------------------------------------
       1,401,300  (a)Novell, Inc.                                                                   11,823,469
                  --------------------------------------------------------------------------
         148,600  Raytheon Co.                                                                       8,061,550
                  --------------------------------------------------------------------------
         469,000  (a)Seagate Technology, Inc.                                                       12,721,625
                  --------------------------------------------------------------------------
         422,000  (a)Storage Technology Corp.                                                       24,766,125
                  --------------------------------------------------------------------------    --------------
                    Total                                                                          134,422,762
                  --------------------------------------------------------------------------    --------------
TRANSPORTATION -- 3.2%
--------------------------------------------------------------------------------------------
         341,000  CNF Transportation, Inc.                                                          15,217,125
                  --------------------------------------------------------------------------
         326,481  KLM Royal Dutch Airlines, ADR                                                     11,141,164
                  --------------------------------------------------------------------------
         325,000  Ryder Systems, Inc.                                                               11,375,000
                  --------------------------------------------------------------------------
                    Total                                                                           37,733,289
                  --------------------------------------------------------------------------
UTILITIES -- 11.7%
--------------------------------------------------------------------------------------------
         257,500  CMS Energy Corp.                                                                   9,398,750
                  --------------------------------------------------------------------------
         163,000  (a)CalEnergy Co., Inc.                                                             5,582,750
                  --------------------------------------------------------------------------
                                             FEDERATED STOCK TRUST
     SHARES OR
     PRINCIPAL
       AMOUNT                                                                                       VALUE
----------------  --------------------------------------------------------------------------    --------------
 EQUITIES -- CONTINUED
--------------------------------------------------------------------------------------------
 UTILITIES -- CONTINUED
--------------------------------------------------------------------------------------------
         182,000  Coastal Corp.                                                                     10,942,750
                  --------------------------------------------------------------------------
         171,000  Columbia Gas System, Inc.                                                         12,354,750
                  --------------------------------------------------------------------------
         182,000  GTE Corp.                                                                          7,723,625
                  --------------------------------------------------------------------------
         519,500  Houston Industries, Inc.                                                          11,299,125
                  --------------------------------------------------------------------------
         625,200  MCI Communications Corp.                                                          22,194,600
                  --------------------------------------------------------------------------
         584,000  P G & E Corp.                                                                     14,928,500
                  --------------------------------------------------------------------------
         352,500  Public Service Enterprises Group, Inc.                                             9,142,969
                  --------------------------------------------------------------------------
         937,443  (a)Tele-Communications, Inc., Class A                                             21,502,599
                  --------------------------------------------------------------------------
         311,000  U.S. West, Inc.                                                                   12,381,688
                  --------------------------------------------------------------------------    --------------
                    Total                                                                          137,452,106
                  --------------------------------------------------------------------------    --------------
                    TOTAL EQUITIES (IDENTIFIED COST $898,232,106)                                1,171,432,178
                  --------------------------------------------------------------------------    --------------
(B)REPURCHASE AGREEMENT -- 1.9%
--------------------------------------------------------------------------------------------
    $21,835,000   BT Securities Corp., 5.71%, dated 10/31/1997, due 11/3/1997
                    (at amortized cost)                                                             21,835,000
                  --------------------------------------------------------------------------    --------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $920,067,106)(C)                         $1,193,267,178
                  --------------------------------------------------------------------------    ==============

(a) Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(c) The cost of investments for federal tax purposes amounts to $920,073,133.
    The net unrealized appreciation of investments on a federal tax basis amounts to $273,194,045 which is comprised of $295,673,211 appreciation and $22,479,166 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($1,174,017,860) at October 31, 1997.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)






                                    STATEMENT OF ASSETS AND LIABILITIES

                                        FEDERATED STOCK TRUST
                                            OCTOBER 31, 1997


ASSETS:
---------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost,
$920,067,106 and $920,073,133, respectively)                                                                 $1,193,267,178
---------------------------------------------------------------------------------------------------------
Income receivable                                                                                                 1,190,568
---------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                                     191,311
---------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                        2,191,627
---------------------------------------------------------------------------------------------------------    --------------
Total assets                                                                                                  1,196,840,684
---------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------
Payable for investments purchased                                                             $20,544,954
------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     1,120,939
------------------------------------------------------------------------------------
Payable to Bank                                                                                   923,668
------------------------------------------------------------------------------------
Accrued expenses                                                                                  233,263
------------------------------------------------------------------------------------         ------------
Total liabilities                                                                                                22,822,824
---------------------------------------------------------------------------------------------------------    --------------
NET ASSETS for 29,424,397 shares outstanding                                                                 $1,174,017,860
---------------------------------------------------------------------------------------------------------    ==============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid in capital                                                                                                $684,265,553
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                      273,200,072
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                    216,052,735
---------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                 499,500
---------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                             $1,174,017,860
---------------------------------------------------------------------------------------------------------    ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------------
$1,174,017,860 (divided by) 29,424,397 shares outstanding                                                            $39.90
---------------------------------------------------------------------------------------------------------    ==============


 (See Notes which are an integral part of the Financial Statements)





                                              STATEMENT OF OPERATIONS

                                              FEDERATED STOCK TRUST
                                           YEAR ENDED OCTOBER 31, 1997


INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------
Dividends                                                                                                       $18,520,489
---------------------------------------------------------------------------------------------------------
Interest                                                                                                          1,549,011
---------------------------------------------------------------------------------------------------------    --------------
Total income                                                                                                     20,069,500
---------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                                        $7,175,722
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                         766,339
------------------------------------------------------------------------------------
Custodian fees                                                                                     70,073
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          447,380
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          13,237
------------------------------------------------------------------------------------
Auditing fees                                                                                      15,294
------------------------------------------------------------------------------------
Legal fees                                                                                          6,492
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         122,381
------------------------------------------------------------------------------------
Shareholder services fee                                                                        2,537,416
------------------------------------------------------------------------------------
Share registration costs                                                                           34,394
------------------------------------------------------------------------------------
Printing and postage                                                                               39,565
------------------------------------------------------------------------------------
Insurance premiums                                                                                  8,835
------------------------------------------------------------------------------------
Taxes                                                                                              71,191
------------------------------------------------------------------------------------
Miscellaneous                                                                                      18,858
------------------------------------------------------------------------------------     ----------------
Total expenses                                                                                 11,327,177
------------------------------------------------------------------------------------
Waivers --
------------------------------------------------------------------------------------
Waiver of shareholder services fee                                                             (1,302,933)
------------------------------------------------------------------------------------     ----------------
Net expenses                                                                                                     10,024,244
---------------------------------------------------------------------------------------------------------    --------------
Net investment income                                                                                            10,045,256
---------------------------------------------------------------------------------------------------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                216,054,303
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                             60,971,289
---------------------------------------------------------------------------------------------------------    --------------
Net realized and unrealized gain on investments                                                                 277,025,592
---------------------------------------------------------------------------------------------------------    --------------
Change in net assets resulting from operations                                                                 $287,070,848
---------------------------------------------------------------------------------------------------------    ==============


(See Notes which are an integral part of the Financial Statements)





                                   STATEMENT OF CHANGES IN NET ASSETS

                                        FEDERATED STOCK TRUST


                                                                                            YEAR ENDED OCTOBER 31,
                                                                               --------------------------------------------
                                                                                        1997                     1996
                                                                               ---------------------     ------------------

INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS --
---------------------------------------------------------------------
Net investment income                                                                    $10,045,256              $,161,272
---------------------------------------------------------------------
Net realized gain on investments ($216,060,330 and $97,657,841,
respectively, as computed for federal tax purposes)                                      216,054,303             97,657,841
---------------------------------------------------------------------
Net change in unrealized appreciation                                                     60,971,289             34,131,642
---------------------------------------------------------------------                 --------------         --------------
Change in net assets resulting from operations                                           287,070,848            143,950,755
---------------------------------------------------------------------                 --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS --
---------------------------------------------------------------------
Distributions from net investment income                                                 (10,361,425)           (11,559,487)
---------------------------------------------------------------------
Distributions from net realized gains                                                    (97,657,959)           (45,017,605)
---------------------------------------------------------------------                 --------------         --------------
Change in net assets resulting from distributions to shareholders                       (108,019,384)           (56,577,092)
---------------------------------------------------------------------                 --------------         --------------
SHARE TRANSACTIONS --
---------------------------------------------------------------------
Proceeds from sale of shares                                                             460,006,623            286,718,473
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                    64,586,473             32,453,084
---------------------------------------------------------------------
Cost of shares redeemed                                                                 (360,171,984)          (208,069,160)
---------------------------------------------------------------------                 --------------         --------------
Change in net assets resulting from share transactions                                   164,421,112            111,102,397
---------------------------------------------------------------------                 --------------         --------------
Change in net assets                                                                     343,472,576            198,476,060
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                                      830,545,284            632,069,224
---------------------------------------------------------------------                 --------------         --------------
End of period (including undistributed net investment income of
$499,500 and $815,669, respectively)                                                  $1,174,017,860           $830,545,284
---------------------------------------------------------------------                 ==============         ==============


(See Notes which are an integral part of the Financial Statements)





                          NOTES TO FINANCIAL STATEMENTS

                               OCTOBER 31, 1997

ORGANIZATION

Federated Stock Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is to provide growth of income and capital by investing principally in a professionally-managed and diversified portfolio of common stock of high-quality companies.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                                                                         Year Ended
                                                                                         October 31,
                                                                                 --------------------------
                                                                                     1997           1996
                                                                                  ----------     ----------

Shares sold                                                                       12,996,702      8,931,554
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 2,042,263      1,080,218
---------------------------------------------------------------------
Shares redeemed                                                                   (9,770,103)    (6,474,281)
---------------------------------------------------------------------             ----------     ----------
Net change resulting from share transactions                                       5,268,862      3,537,491
---------------------------------------------------------------------             ==========     ==========


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee of 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses) exceed 1% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1997, were as follows:

Purchases                                     $807,511,853
--------------------------------------------  ============
Sales                                         $700,220,395
--------------------------------------------  ============



            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of FEDERATED STOCK TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock Trust as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see page 2 of this prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Stock Trust at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                     ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 12, 1997



[LOGO OMITTED] FEDERATED INVESTORS

FEDERATED STOCK TRUST

PROSPECTUS
DECEMBER 31, 1997

A No-Load, Open-End, Diversified
Management Investment Company

FEDERATED STOCK TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT

Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 313900102
8120102A (12/97)

[RECYCLE LOGO]
RECYCLED PAPER





                           FEDERATED STOCK TRUST

                    STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information should be read with the prospectus of Federated Stock Trust (the "Trust") dated December 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

FEDERATED STOCK TRUST
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000


                    Statement dated December 31, 1997

[Graphic]Federated Investors

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com


Cusip 313900102
8120102B (12/97)


TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST                                  1
INVESTMENT OBJECTIVE AND POLICIES                                    1
   Types of Investments                                              1
   When-Issued and Delayed Delivery Transactions                     1
   Investing in Securities of Other Investment Companies             1
   Portfolio Turnover                                                1
   Investment Limitations                                            2
FEDERATED STOCK TRUST MANAGEMENT                                     4
   Trust Ownership                                                   7
   Trustees Compensation                                             8
   Trustee Liability                                                 8
INVESTMENT ADVISORY SERVICES                                         8
   Adviser to the Trust                                              8
   Advisory Fees                                                     9
OTHER SERVICES                                                       9
   Trust Administration                                              9
   Custodian and Portfolio Accountant                                9
   Transfer Agent                                                    9
   Independent Auditor                                               9
SHAREHOLDER SERVICES AGREEMENT                                       9
BROKERAGE TRANSACTIONS                                               9
PURCHASING SHARES                                                   10
   Conversion to Federal Funds                                      10
   Determining Net Asset Value                                      10
   Determining Market Value of Securities                           10
REDEEMING SHARES                                                    10
   Redemption in Kind                                               10
   Massachusetts Partnership Law                                    11
EXCHANGING SECURITIES FOR TRUST SHARES                              11
   Tax Consequences                                                 11
TAX STATUS                                                          11
   The Trust's Tax Status                                           11
   Shareholders' Tax Status                                         11
TOTAL RETURN                                                        12
YIELD                                                               12
PERFORMANCE COMPARISONS                                             12
ABOUT FEDERATED INVESTORS                                           13

GENERAL INFORMATION ABOUT THE TRUST

Federated Stock Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 30, 1981. On May 2, 1993, the shareholders of the Trust voted to permit the Trust to offer separate series and classes of shares.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to provide growth of income and capital by investing principally in a professionally-managed and diversified portfolio of common stocks of high quality companies.

TYPES OF INVESTMENTS

Although the Trust may invest in other securities of these companies and in money market instruments, it is the Trust's policy to invest at least 80% of its portfolio in common stocks. The above investment objective and policies cannot be changed without approval of shareholders.

  U.S. GOVERNMENT OBLIGATIONS

   The types of U.S. government obligations in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;

   * the issuer's right to borrow from the U.S. Treasury;

   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

   * the credit of the agency or instrumentality issuing the obligations.

   Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

   * Federal Land Banks;

   * Central Bank for Cooperatives;

   * Federal Intermediate Credit Banks;

   * Federal Home Loan Banks;

   * Farmers Home Administration; and

   * Federal National Mortgage Association.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


PORTFOLIO TURNOVER


The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. For the fiscal years ended October 31, 1997, and 1996, the portfolio turnover rates were 71% and 55%, respectively.

INVESTMENT LIMITATIONS

The Trust will not change any of the investment limitations described below without approval of shareholders, unless indicated otherwise.

  BUYING ON MARGIN

   The Trust will purchase any securities on margin, except for such credits as are necessary for the clearance of transactions.

  SELLING SHORT

   The Trust will not make short sales of securities.

  BORROWING MONEY

   The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets including the amount borrowed in order to meet redemption requests without immediately selling portfolio securities. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no purchases of investment securities will be made by the Trust.

  PLEDGING ASSETS

   The Trust will not pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Trust's total assets.

  INVESTING IN COMMODITIES OR MINERALS

   The Trust will not purchase or sell commodities, commodity contracts, oil, gas, or other mineral exploration or development programs.

  INVESTING IN REAL ESTATE

   The Trust will not purchase or sell real estate, but this shall not prevent the Trust from investing in Municipal Bonds secured by real estate or interest therein.

  UNDERWRITING

   The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, in connection with the sale of securities in accordance with its investment objective, policies and limitations.

  LENDING CASH OR SECURITIES

   The Trust will not lend any of its assets, except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities permitted by its investment objective.

  PURCHASING SECURITIES OF OTHER ISSUERS

   The Trust will not invest in securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases other than the customary broker's commission or except when such a purchase, though not made in open market, is part of a plan of merger or consolidation.

  DIVERSIFICATION OF INVESTMENTS

   The Trust will not purchase the securities of any issuer (except cash, cash instruments and securities issued or guaranteed by the United States government, its agencies or instrumentalities) if as a result more than 5% of its total assets would be invested in the securities of such issuer.

  DEALING IN PUTS AND CALLS

   The Trust will not write, purchase or sell puts, call, straddles or spreads or any combinations thereof.

  INVESTING IN ISSUERS

   The Trust will not purchase or retain the securities of any issuer other than the securities of the Trust, if, to the Trust's knowledge, those officers and Trustees of the Trust, or of the adviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  CONCENTRATION OF INVESTMENTS IN ONE INDUSTRY

   The Trust will not invest more than 25% of the value of its total assets in one industry.

  ACQUIRING SECURITIES

   The Trust may not acquire more than 10% of the voting securities of any one issuer.

  INVESTING IN NEW ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE
  TRUST

   The Trust may not invest more than 5% of the value of the total assets of the Trust in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor.

  PURCHASING SECURITIES TO EXERCISE CONTROL


   The Trust may not invest in securities of a company for the purpose of exercising control or management. However, the Trust will acquire no more than 10% of the voting securities of an issuer and may exercise its voting power in the Trust's best interest. From time to time the Trust, together with other investment companies advised by the adviser or its affiliated companies, may buy and hold substantial amounts of the voting stock of a company, and all such stock may be voted together in regard to the company's affairs in some cases, the Trust and other investment companies advised by the adviser or its affiliated companies holding such stock might collectively be considered to be in control of such a company. Officers or affiliates of the Trust might possibly become directors of companies in which the Trust holds stock.


  ISSUING SENIOR SECURITIES

   The Trust will not issue senior securities except as permitted by its investment objective, policies and limitations.

  RESTRICTED SECURITIES

   The Trust will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4 (2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

Except with respect to borrowing money, if any of the percentage limitations set forth are adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction nor will the Trust be required to make any changes in its portfolio holdings.

The Trust did not borrow money, pledge securities, or purchase restricted securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. This representation may be changed without shareholder vote to the extent permitted by the above restrictions.

FEDERATED STOCK TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthrates, present positions with Federated Stock Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza - 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee


Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932


Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John
F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

 * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

 @ Member of the Executive Committee. The Executive Committee of the Board of
   Trustees handles the responsibilities of the Board between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.


TRUST OWNERSHIP

Officers and Trustees as a group own less than 1% of the Trust's outstanding shares.


As of December 1, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Trust: Charles Schwab & Co., Inc., San Francisco, CA, as record owner holding Trust shares for its clients, owned approximately 2,362,607 shares (7.95%).


TRUSTEES COMPENSATION

                              AGGREGATE
 NAME,                       COMPENSATION
 POSITION WITH                   FROM                       TOTAL COMPENSATION PAID
 TRUST                         TRUST*#                         FROM FUND COMPLEX+
John F. Donahue                  $-0-       $0 for the Trust and
Chairman and Trustee                        56 other investment companies in the Fund
Thomas G. Bigley              $1,702        $108,725 for the Trust and
Trustee                                     56 other investment companies in the Fund
John T. Conroy, Jr.           $1,873        $119,615 for the Trust and
Trustee                                     56 other investment companies in the Fund
William J. Copeland           $1,873        $119,615 for the Trust and
Trustee                                     56 other investment companies in the Fund
Glen R. Johnson                  $-0-       $0 for the Trust and
President and Trustee                       8 other investment companies in the Fund
James E. Dowd                 $1,873        $119,615 for the Trust and
Trustee                                     56 other investment companies in the Fund
Lawrence D. Ellis, M.D.       $1,702        $108,725 for the Trust and
Trustee                                     56 other investment companies in the Fund
Edward L. Flaherty, Jr.       $1,873        $119,615 for the Trust and
Trustee                                     56 other investment companies in the Fund
Peter E. Madden               $1,702        $108,725 for the Trust and
Trustee                                     56 other investment companies in the Fund
John E. Murray, Jr.,          $1,702        $108,725 for the Trust and
Trustee                                     56 other investment companies in the Fund
Wesley W. Posvar              $1,702        $108,725 for the Trust and
Trustee                                     56 other investment companies in the Fund
Marjorie P. Smuts             $1,702        $108,725 for the Trust and
Trustee                                     56 other investment companies in the Fund

* Information is furnished for the fiscal year ended October 31, 1997.

# The aggregate compensation is provided for the Trust.

+ The information is provided for the last calendar year.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment Adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES


For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1997, 1996, and 1995, the Adviser earned $7,175,722, $5,368,592, and
$4,305,810, respectively, of which $0, $0 and $128,351, respectively, were waived.

OTHER SERVICES

TRUST ADMINISTRATION


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended 1997, 1996, and 1995, the Administrators earned $766,339, $559,347, and
$440,833, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this services is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITOR

The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder record keeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal period ending October 31, 1997, payments in the amount of $2,537,416 were made pursuant to the Shareholder Services Agreement, of which $1,302,933 was waived.

BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended October 31, 1997, 1996, and 1995, the Trust paid total brokerage commissions of $1,735,722, $1,132,666, and $549,947, respectively. Although investment decisions for the Trust are made independently from those of the other accounts managed by the Adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Trust is explained in the prospectus under "Investing in the Trust."

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Trust are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

* for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;

* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;

* for unlisted equity securities, the latest bid prices;

* for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less, at the time of purchase, at amortized cost; or

* for all other securities, at fair value as determined in good faith by the Trustees.

REDEEMING SHARES

The Trust redeems shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1.00% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Trust, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder of the Trust is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain securities they already own for Trust shares, or they may exchange a combination of securities and cash for Trust shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Trust shares on the day the securities are valued. One share of the Trust will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Trust shares, a gain or loss may be realized by the investor.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gain from the sale of securities;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. At least a percentage of dividends paid by the Trust will generally qualify for the shareholder's $100 dividends received deduction available to corporations. The percentage is based on and equal to the proportion of the Trust's gross income derived from dividends of domestic corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

  CAPITAL GAINS

   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Trust shares.

TOTAL RETURN


The Trust's average annual total returns for the one-year, five-year and ten-year periods ended October 31, 1997, were 32.27%, 20.01%, and 14.93%, respectively.

The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

YIELD


The Trust's yield for the thirty-day period ended October 31, 1997, was 1.00%.


The yield for the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Trust over a thirty-day period by the offering price per share of the Trust on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Trust, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Trust's performance depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;

* changes in Trust expenses; and

* various other factors.

The Trust's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

* Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Trust will quote it Lipper ranking in the "growth and income funds" category in advertising and sales literature.

* Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

* Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

* Morningstar, Inc., an independent rating service, is the publisher of the bi-Weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

* Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

* SEI data base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

* Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

Advertisements and other sales literature for the Trust may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Trust based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading g volume.

In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated Investors managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries Federated mutual funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.


* Source: Investment Company Institute




PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements (Filed in Part A)
            (b)   Exhibits:
            (1) Conformed copy of the Declaration of Trust of the Registrant;
            (13) (2) Copy of the By-Laws of the Registrant as amended; (13)
                  (i)   Copy of Amendment No. 1 to the By-Laws of the
                        Registrant dated February 17, 1984; (13)
                  (ii)  Copy of Amendment No. 2 to the By-Laws of the
                        Registrant dated February 2, 1987; (13)
                  (iii) Copy of Amendment No. 3 to the By-Laws of the
                        Registrant dated August 25, 1988; (13)
            (3)   Not applicable;
            (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (13) (5) Conformed copy of Investment Advisory Contract of the Registrant; (13) (6) (i) Conformed copy of the Distributor's Contract; (13)
                  (ii)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                        Mutual Funds Service Agreement; and Plan Trustee/Mutual
                        Funds Service Agreement from Item 24(b)(6) of the Cash
                        Trust Series II Registration Statement on Form N-1A,
                        filed with the Commission on July 24,1995. (File Number
                        33-38550 and 811-2669).
            (7)   Not applicable;
            (8)   (i)   Conformed copy of the Custodian Agreement of the
                        Registrant; (12)
                  (ii)  Conformed copy of Custodian Fee Schedule; (15)
            (9)   (i)   Conformed copy of Amended and Restated Shareholder
                        Services Agreement; (15)
                  (ii)  Conformed Copy of Agreement for Fund Accounting
                        Services, Administrative Services, Shareholder Transfer
                        Agency Services and Custody Services Procurement; (15)
                  (iii) The Registrant hereby incorporates by reference the
                        conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                        Item 24(b)(9)(iii) of the Federated GNMA Trust
                        Registration Statement on Form N-1A, filed wit the Commission on March 25, 1996 (File Nos. 2-75670 and
                        811-3375).
                  (iv) The response described in Item 24(b)6(ii) are hereby incorporated by reference.
                  (10) Conformed copy of the Opinion and Consent of Counsel
            regarding legality of securities registered; (12) (11) Conformed copy of Consent of Independent Auditors; +


+     All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on October 24, 1997. (File Nos. 2-75756 and 811-3385)

                  (12)  Not applicable;
            (13)  Conformed Copy of the Initial Capital Understanding; (13)
            (14)  Not applicable;
            (15)  Not applicable;
            (16)  Copy of Schedule for Computation of Fund Performance Data;(13)
            (17)  Financial Data Schedules; +
            (18)  Not applicable;
            (19)  Conformed copy of Power of Attorney; (13)


Item 25.    Persons Controlled By or Under Common Control with Registrant:

            None


Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                       as of December 1, l997

            Shares of beneficial interest
                                                            12,382
            (without par value)


Item 27.    Indemnification: (8)


Item 28.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust," in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Stock Trust Management" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, (Partner, Wilson, Halbrook & Bayard) 107 W. Market Street, Georgetown, Delaware 19947.



+     All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on December 22, 1988. (File Nos. 2-75756 and 811-3385)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)

            The remaining Officers of the investment adviser are:

            Executive Vice Presidents:       William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

            Senior Vice Presidents:          Peter R. Anderson
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson

            Vice Presidents:                 J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Robert J. Ostrowski
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

            Assistant Vice Presidents:       Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Robert M. Marsh
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

            Secretary:                       Stephen A. Keen

            Treasurer:                       Thomas R. Donahue

            Assistant Secretaries:           Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

            Assistant Treasurer:             Richard B. Fisher

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

            111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
            Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

            Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

            (c) Not applicable.


Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          Pittsburgh, PA  15222-3779

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             Pittsburgh, PA  15222-3779
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         Pittsburgh, PA  15222-3779

Federated Management                      Federated Investors Tower
("Adviser")                               Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA  02266-8602


Item 31.    Management Services:  Not applicable.


Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of December, 1997.

                              FEDERATED STOCK TRUST

                  BY: /s/ Karen M. Brownlee
                  Karen M. Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 23, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


    NAME                          TITLE                           DATE

By:  /s/ Karen M. Brownlee        Attorney In Fact    December 23, 1997
         Karen M. Brownlee        For the Persons
         ASSISTANT SECRETARY      Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Executive Vice President,
                                  Secretary and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney